Operating segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Segment information [Abstract]
Exploration and evaluation expenditure - non-core	$ (37)	$ (31)
Other expenses	(1,841)	(1,984)
Reportable segment profit/(loss)	(1,878)	(2,015)
Employee benefits and other expenses	(3,387)	(1,640)
Net financing (expense)/income	546	908
Loss for the year	(4,719)	(2,747)
Segment assets [Abstract]
Exploration and evaluation assets	198,282	172,185	$ 187,664
Other assets	22,866	29,507
Total assets	221,148	201,692	224,475
Segment liabilities [Abstract]
Payables	3,148	5,001
Provisions	364	337	428
Borrowings	1,200	0	1,200
Total current liabilities	4,712	5,338	6,212
Payables	29	60
Total Non-current liabilities	29	60	42
Total liabilities	4,741	5,398	6,254
Net assets	216,407	196,294	$ 218,221
Operating Segments [Member] | North America [Member]
Segment information [Abstract]
Exploration and evaluation expenditure - non-core	(37)	(31)
Other expenses	(1,040)	(1,212)
Reportable segment profit/(loss)	(1,077)	(1,243)
Employee benefits and other expenses	(1,532)	(973)
Net financing (expense)/income	305	124
Loss for the year	(2,304)	(2,092)
Segment assets [Abstract]
Exploration and evaluation assets	198,282	172,185
Other assets	12,698	7,626
Total assets	210,980	179,811
Segment liabilities [Abstract]
Payables	2,978	4,681
Provisions	98	100
Borrowings	1,200	0
Total current liabilities	4,276	4,781
Payables	29	60
Total Non-current liabilities	29	60
Total liabilities	4,305	4,841
Net assets	206,675	174,970
Operating Segments [Member] | Australia [Member]
Segment information [Abstract]
Exploration and evaluation expenditure - non-core	0	0
Other expenses	(801)	(772)
Reportable segment profit/(loss)	(801)	(772)
Employee benefits and other expenses	(1,855)	(667)
Net financing (expense)/income	241	784
Loss for the year	(2,415)	(655)
Segment assets [Abstract]
Exploration and evaluation assets	0	0
Other assets	10,168	21,881
Total assets	10,168	21,881
Segment liabilities [Abstract]
Payables	170	320
Provisions	266	237
Borrowings	0	0
Total current liabilities	436	557
Payables	0	0
Total Non-current liabilities	0	0
Total liabilities	436	557
Net assets	$ 9,732	$ 21,324